Label	Element	Value
TCW Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I or Plan Class shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 386.85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	386.85%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through March 1, 2024). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in various types of debt securities, including but not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (corporate and government); money market instruments; and other debt obligations bearing fixed or variable interest rates of any maturity.
At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the United States government or its agencies, instrumentalities or sponsored corporations; and money market instruments. The Fund may invest in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality.
The Fund may invest in derivative instruments such as options, futures and swap agreements for investment management or hedging purposes. The derivatives in which the Fund may invest include securities that are commonly known as mortgage derivatives, including inverse floaters, interest only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years. Portfolio securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.
•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
•	market and geopolitical events risk: the risk that the increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.
•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.
•	extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.
•	mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.
•	U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

•	asset-backed securities risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.
•	issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
•	liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.
•	frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.
•	valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.
•	U.S. treasury obligations risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.
•	derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
•	leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.
•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
•	securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.
•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.
Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I and Plan Class performance because of the potentially lower expenses paid by Class I and Plan Class shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TCW.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest	4.02%	(quarter ended 3/31/2020)
Lowest	-6.43%	(quarter ended 3/31/2022)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares, and after-tax returns for the other classes of shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares, and after-tax returns for the other classes of shares will vary. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

TCW Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[1]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	301
10 Years	rr_ExpenseExampleYear10	$ 684
2013	rr_AnnualReturn2013	1.66%
2014	rr_AnnualReturn2014	5.80%
2015	rr_AnnualReturn2015	1.08%
2016	rr_AnnualReturn2016	1.53%
2017	rr_AnnualReturn2017	3.44%
2018	rr_AnnualReturn2018	0.80%
2019	rr_AnnualReturn2019	7.27%
2020	rr_AnnualReturn2020	8.31%
2021	rr_AnnualReturn2021	(1.05%)
2022	rr_AnnualReturn2022	(16.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.43%)
1 Year	rr_AverageAnnualReturnYear01	(16.58%)
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1993
TCW Total Return Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	430
10 Years	rr_ExpenseExampleYear10	$ 970
1 Year	rr_AverageAnnualReturnYear01	(16.78%)
5 Years	rr_AverageAnnualReturnYear05	(0.90%)
10 Years	rr_AverageAnnualReturnYear10	0.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
TCW Total Return Bond Fund | Plan Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b‑1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.54%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%	[1]
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	680
5 Years	rr_ExpenseExampleYear05	1,342
10 Years	rr_ExpenseExampleYear10	$ 3,117
1 Year	rr_AverageAnnualReturnYear01	(16.63%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
TCW Total Return Bond Fund | After taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.62%)
5 Years	rr_AverageAnnualReturnYear05	(1.95%)
10 Years	rr_AverageAnnualReturnYear10	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1993
TCW Total Return Bond Fund | After taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.79%)
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1993
TCW Total Return Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.01%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.02%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%	[2]

[1]
The Fund’s investment advisor, TCW Investment Management Company LLC (the “Advisor”), has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.49% of average daily net assets with respect to Class I shares, 0.70% of average daily net assets with respect to Class N shares and 0.44% of average daily net assets with respect to Plan Class shares. The Advisor may recoup reduced fees and expenses within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2024 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

[2]
The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).